UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   2/11/11
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion a rereported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              18
Form 13F Information Table Value Total:            $ 86,044
List of Other Included Managers:                     None



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

ALLOT COMMUNICATIONS LTD       COM              M0854Q105     11465   985000SH       SOLE    01             985000        0    0
AVIAT NETWORKS INC             COM              05366Y102      2535   500000SH       SOLE    01             500000        0    0
CHART INDUSTRIES INC           COM              16115Q308      3763   111400SH       SOLE    01             111400        0    0
DEMANDTEC INC                  COM              24802R506      6233   575000SH       SOLE    01             575000        0    0
DYCOM INDUSTRIES INC           COM              267475101      3170   214900SH       SOLE    01             214900        0    0
ENTROPIC COMMUNICATIONS INC    COM              29384R105      5074   420000SH       SOLE    01             420000        0    0
GLOBAL TRAFFIC NETWORK INC     COM              37947B103      3302   355000SH       SOLE    01             355000        0    0
MAXWELL TECHNOLOGIES INC       COM              577767106      3306   175000SH       SOLE    01             175000        0    0
NETSCOUT SYSTEMS INC           COM              64115T104      4257   185000SH       SOLE    01             185000        0    0
NOVA MEASURING INSTRUMENTS     COM              M7516K103      6129   737500SH       SOLE    01             737500        0    0
O2MICRO INTERNATIONAL-ADR      ADRS             67107W100      2960   479000SH       SOLE    01             479000        0    0
QUANTUM CORP                   COM              747906204      3032   815000SH       SOLE    01             815000        0    0
ROVI CORP                      COM              779376102      4917   79300 SH       SOLE    01              79300        0    0
SILICON MOTION TECHNOL-ADR     ADRS             82706C108      3883   913710SH       SOLE    01             913710        0    0
STEC INC                       COM              784774101     11031   625000SH       SOLE    01             625000        0    0
TOWERSTREAM CORP               COM              892000100      3908   962600SH       SOLE    01             962600        0    0
VALUECLICK INC                 COM              92046N102      2990   186500SH       SOLE    01             186500        0    0
VASCO DATA SECURITY INTL       COM              92230Y104      2535   503100SH       SOLE    01             503100        0    0